INCOME TAXES - Schedule of Federal Income Tax Benefit (Details) - USD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017
Federal income tax benefit attributable to:
Current Operations	$ 225,418	$ 16,290
Less: valuation allowance	$ (225,418)	$ (16,290)